LIQUIDITY AND GOING CONCERN (Details Narrative) $ in Millions	Sep. 30, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash Equivalents, at Carrying Value	$ 0.1
Banking Regulation, Total Capital, Actual	$ 2.6